Investments in Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of joint ventures [Line Items]
Acquisition cost		₩ 1,647,317		₩ 1,469,978
Book value [Abstract]
Beginning balance		1,493,275		1,418,196
Acquisition		237,142		121,244
Disposal		(1,632)		0
Dividends received		(102,126)		(74,918)
Share of income (loss)		147,092		130,941
Other comprehensive income (loss)		40,985		(101,175)
Others (book value)		(1,211)		(1,013)
Ending balance		₩ 1,813,525		₩ 1,493,275
KEPCO-Uhde Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		KOREA	[1]	KOREA	[2]
Percentage of ownership	[3]	52.80%	[1]	52.80%	[2]
Acquisition cost		₩ 11,355	[1]	₩ 11,355	[2]
Book value [Abstract]
Beginning balance		258	[2]	301
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(70)		(43)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		188	[1]	258	[2]
Share in net assets		188		258
Total assets		403		515
Total liabilities		34		7
Net assets		369		508
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		18		0
Profit (loss) for the period of JointVentures		₩ (139)		₩ (86)
Eco Biomass Energy Sdn. Bhd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		MALAYSIA	[1]	MALAYSIA	[2]
Percentage of ownership	[3]	61.53%	[1]	61.53%	[2]
Acquisition cost		₩ 14,439	[1]	₩ 14,439	[2]
Book value [Abstract]
Beginning balance		0	[2]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0	[1]	₩ 0	[2]
Share in net assets		0
Total assets		0
Total liabilities		0
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 0
Datang Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership	[3]			40.00%
Acquisition cost				₩ 27,660
Book value [Abstract]
Beginning balance		₩ 27,262		28,239
Acquisition		0	[4]	0
Disposal		0	[4]	0
Dividends received		0	[4]	(839)
Share of income (loss)		743	[4]	840
Other comprehensive income (loss)		1,009	[4]	(978)
Others (book value)		(29,014)	[4]	0
Ending balance		₩ 0	[4]	27,262
Share in net assets				27,262
Total assets				138,463
Total liabilities				70,309
Net assets				68,154
Sales of JointVentures				17,776
Profit (loss) for the period of JointVentures				₩ 2,149
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company		Holding company
Location		NETHERLANDS		NETHERLANDS
Percentage of ownership	[3]	49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 46,037
Book value [Abstract]
Beginning balance		15,675		0
Acquisition		0		0
Disposal		(1,632)		0
Dividends received		(499)		(1,707)
Share of income (loss)		3,075		4,275
Other comprehensive income (loss)		10,632		12,457
Others (book value)		0		650
Ending balance		27,251		15,675
Share in net assets		27,251		15,675
Total assets		55,614		32,001
Total liabilities		0		10
Net assets		1,441		31,991
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (187)		₩ (170)
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant	[1]	Maintenance of utility plant	[2]
Location		CAYMAN	[1]	CAYMAN	[2]
Percentage of ownership	[3]	55.00%	[1]	55.00%	[2]
Acquisition cost		₩ 30	[1]	₩ 30	[2]
Book value [Abstract]
Beginning balance		663	[2]	450
Acquisition		0		0
Disposal		0		0
Dividends received		(859)		(770)
Share of income (loss)		946		1,055
Other comprehensive income (loss)		42		(172)
Others (book value)		0		100
Ending balance		792	[1]	663	[2]
Share in net assets		793		663
Total assets		1,472		1,220
Total liabilities		31		14
Net assets				1,206
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(1)		0
Sales of JointVentures		2,391		2,580
Profit (loss) for the period of JointVentures		₩ 1,719		₩ 1,918
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [Line Items]
Key operation activities		Resources development		Resources development
Location		CANADA		CANADA
Percentage of ownership	[3]	34.07%		35.76%
Acquisition cost		₩ 26,602		₩ 26,602
Book value [Abstract]
Beginning balance		19,781		21,314
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(3)		(23)
Other comprehensive income (loss)		(746)		(949)
Others (book value)		0		(561)
Ending balance		19,032		19,781
Share in net assets		19,032		19,780
Total assets		55,933		55,563
Total liabilities		64		250
Net assets		55,869		55,313
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		1
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 0		₩ 0
ASM-BG Investicii AD
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership	[3]	50.00%		50.00%
Acquisition cost		₩ 16,101		₩ 16,101
Book value [Abstract]
Beginning balance		21,202		21,488
Acquisition		0		0
Disposal		0		0
Dividends received		(1,039)		(946)
Share of income (loss)		2,236		(150)
Other comprehensive income (loss)		(1,020)		810
Others (book value)		0		0
Ending balance		21,379		21,202
Share in net assets		21,379		21,202
Total assets		84,924		87,110
Total liabilities		42,166		44,706
Net assets		42,758		42,404
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		12,745		12,611
Profit (loss) for the period of JointVentures		₩ 4,406		₩ (262)
RES Technology AD
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership	[3]	50.00%		50.00%
Acquisition cost		₩ 15,595		₩ 15,595
Book value [Abstract]
Beginning balance		14,375		13,582
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		812		1,053
Other comprehensive income (loss)		22		(260)
Others (book value)		0		0
Ending balance		15,209		14,375
Share in net assets		15,209		14,375
Total assets		69,609		71,595
Total liabilities		39,192		42,845
Net assets		30,417		28,750
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,879		7,793
Profit (loss) for the period of JointVentures		₩ 1,567		₩ 2,164
KV Holdings, Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 2,103		₩ 2,103
Book value [Abstract]
Beginning balance		1,918		2,098
Acquisition		0		0
Disposal		0		0
Dividends received		(735)		0
Share of income (loss)		772		61
Other comprehensive income (loss)		(37)		(241)
Others (book value)		0		0
Ending balance		1,918		1,918
Share in net assets		1,918		1,918
Total assets		4,795		4,795
Total liabilities		0		0
Net assets		4,795		4,795
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		8		671
Profit (loss) for the period of JointVentures		₩ 1,257		₩ 677
KEPCO SPC Power Corporation
Disclosure of joint ventures [Line Items]
Key operation activities		Construction and operation of utility plant	[1]	Construction and operation of utility plant	[2]
Location		PHILIPPINES	[1]	PHILIPPINES	[2]
Percentage of ownership	[3]	75.20%	[1]	75.20%	[2]
Acquisition cost		₩ 94,579	[1]	₩ 94,579	[2]
Book value [Abstract]
Beginning balance		217,094	[2]	245,367
Acquisition		0		0
Disposal		0		0
Dividends received		(41,601)		(37,443)
Share of income (loss)		44,909		42,359
Other comprehensive income (loss)		(12,092)		(33,230)
Others (book value)		(4)		41
Ending balance		208,306	[1]	217,094	[2]
Share in net assets		208,306		217,094
Total assets		312,093		318,911
Total liabilities		35,091		30,222
Net assets		277,002		288,689
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		184,046		186,725
Profit (loss) for the period of JointVentures		₩ 59,543		₩ 57,364
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Beginning balance		10,840		12,821
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(818)		(1,299)
Other comprehensive income (loss)		(41)		(682)
Others (book value)		0		0
Ending balance		9,981		10,840
Share in net assets		9,981		10,840
Total assets		79,354		81,960
Total liabilities		54,402		54,859
Net assets		24,952		27,101
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		8,323		6,938
Profit (loss) for the period of JointVentures		₩ (2,046)		₩ (3,253)
Datang Chifeng Renewable Power
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Beginning balance		171,055		166,535
Acquisition		0		0
Disposal		0		0
Dividends received		(18,859)		0
Share of income (loss)		14,808		14,079
Other comprehensive income (loss)		(842)		(9,559)
Others (book value)		0		0
Ending balance		166,162		171,055
Share in net assets		166,211		171,105
Total assets		751,551		762,605
Total liabilities		336,024		334,843
Net assets		415,527		427,762
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(49)		(50)
Sales of JointVentures		117,270		113,329
Profit (loss) for the period of JointVentures		₩ 37,159		₩ 35,294
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 10,858		₩ 10,858
Book value [Abstract]
Beginning balance		11,060		10,843
Acquisition		0	[4]	0
Disposal		0	[4]	0
Dividends received		0	[4]	0
Share of income (loss)		582	[4]	837
Other comprehensive income (loss)		(1,214)	[4]	(620)
Others (book value)		29,014	[4]	0
Ending balance		39,442	[4]	11,060
Share in net assets		39,442		11,060
Total assets		190,951		60,913
Total liabilities		92,347		33,264
Net assets		98,604		27,649
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		18,824		8,442
Profit (loss) for the period of JointVentures		₩ 2,557		₩ 2,094
Rabigh Electricity Company
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 109,743		₩ 109,743
Book value [Abstract]
Beginning balance		99,356		97,802
Acquisition		0		0
Disposal		0		0
Dividends received		(29,067)		(18,112)
Share of income (loss)		13,305		35,769
Other comprehensive income (loss)		22,371		(15,227)
Others (book value)		(637)		(876)
Ending balance		105,328		99,356
Share in net assets		178,256		171,248
Total assets		2,448,690		2,364,522
Total liabilities		2,003,050		1,936,403
Net assets		445,640		428,119
Investment differential		0		0
Intercompany transaction		(70,977)		(70,978)
Others (consolidated FS)		(1,951)		(914)
Sales of JointVentures		274,184		287,105
Profit (loss) for the period of JointVentures		₩ 38,789		₩ 78,948
Rabigh Operation & Maintenance Company
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Beginning balance		3,987		4,427
Acquisition		0		0
Disposal		0		0
Dividends received		(1,147)		(2,130)
Share of income (loss)		2,820		2,236
Other comprehensive income (loss)		174		(546)
Others (book value)		0		0
Ending balance		5,834		3,987
Share in net assets		5,834		3,987
Total assets		26,172		19,992
Total liabilities		11,587		10,025
Net assets		14,585		9,967
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		26,387		22,668
Profit (loss) for the period of JointVentures		₩ 7,173		₩ 5,668
Jamaica Public Service Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Beginning balance		221,153		249,453
Acquisition		0		0
Disposal		0		0
Dividends received		(4,472)		0
Share of income (loss)		13,099		0
Other comprehensive income (loss)		9,852		(28,300)
Others (book value)		0		0
Ending balance		239,632		221,153
Share in net assets		227,434		209,464
Total assets		1,396,421		1,276,279
Total liabilities		827,837		752,617
Net assets		568,584		523,662
Investment differential		(80,161)		(80,161)
Intercompany transaction		0		0
Others (consolidated FS)		92,359		91,850
Sales of JointVentures		992,677		946,365
Profit (loss) for the period of JointVentures		₩ 32,507		₩ 24,601
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Manufacturing		Manufacturing
Location		KOREA		KOREA
Percentage of ownership	[3]	45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Beginning balance		6,703		7,133
Acquisition		0		0
Disposal		0		0
Dividends received		(208)		(208)
Share of income (loss)		1,213		(222)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		7,708		6,703
Share in net assets		7,884		6,962
Total assets		24,598		25,693
Total liabilities		7,077		10,221
Net assets		17,521		15,472
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(176)		(259)
Sales of JointVentures		6,031		6,486
Profit (loss) for the period of JointVentures		₩ 2,543		₩ 1,493
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Beginning balance		4,346		3,814
Acquisition		0		0
Disposal		0		0
Dividends received		(340)		(63)
Share of income (loss)		755		595
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		4,761		4,346
Share in net assets		4,761		4,346
Total assets		45,538		47,959
Total liabilities		26,494		30,573
Net assets		19,044		17,386
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,901		7,984
Profit (loss) for the period of JointVentures		₩ 3,018		₩ 2,383
GS Donghae Electric Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value [Abstract]
Beginning balance		220,727		205,948
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		20,061		14,714
Other comprehensive income (loss)		0		0
Others (book value)		(197)		65
Ending balance		240,591		220,727
Share in net assets		240,591		220,727
Total assets		2,259,129		2,179,465
Total liabilities		1,551,509		1,530,266
Net assets		707,620		649,199
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		787,425		351,814
Profit (loss) for the period of JointVentures		₩ 58,976		₩ 43,180
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location		KOREA		KOREA
Percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		577		477
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(62)		100
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		515		577
Share in net assets		515		577
Total assets		2,039		3,576
Total liabilities		263		1,586
Net assets		1,776		1,990
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,368		4,079
Profit (loss) for the period of JointVentures		₩ (134)		₩ 365
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 1,856		₩ 1,856
Book value [Abstract]
Beginning balance		2,463		2,343
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		213		120
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,676		2,463
Share in net assets		2,676		2,463
Total assets		18,443		19,143
Total liabilities		9,215		10,651
Net assets		9,228		8,492
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		2,986		3,018
Profit (loss) for the period of JointVentures		692		₩ 643
KODE NOVUS I LLC
Disclosure of joint ventures [Line Items]
Key operation activities				Power generation
Location				USA
Percentage of ownership	[3]			50.00%
Acquisition cost				₩ 19,213
Book value [Abstract]
Beginning balance		0		0
Acquisition		0	[5]	0
Disposal		0	[5]	0
Dividends received		0	[5]	0
Share of income (loss)		1,374	[5]	0
Other comprehensive income (loss)		(1,374)	[5]	0
Others (book value)		0	[5]	0
Ending balance		0	[5]	0
Share in net assets				(53,689)
Total assets				755
Total liabilities				108,132
Net assets		0		(107,377)
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				53,689
Sales of JointVentures				14
Profit (loss) for the period of JointVentures				(8,117)
Unrecognized equity interest		0		8,706
Accumulated unrecognized equity interest		0		₩ 53,689
KODE NOVUS II LLC
Disclosure of joint ventures [Line Items]
Key operation activities				Power generation
Location				USA
Percentage of ownership	[3]			50.00%
Acquisition cost				₩ 12,756
Book value [Abstract]
Beginning balance		0		0
Acquisition		0	[6]	0
Disposal		0	[6]	0
Dividends received		0	[6]	0
Share of income (loss)		810	[6]	0
Other comprehensive income (loss)		(810)	[6]	0
Others (book value)		0	[6]	0
Ending balance		0	[6]	0
Share in net assets				(23,696)
Total assets				292
Total liabilities				47,683
Net assets		0		(47,391)
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				23,696
Profit (loss) for the period of JointVentures				(6,018)
Unrecognized equity interest		0		181
Accumulated unrecognized equity interest		₩ 0		₩ 23,696
Daejung Offshore Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	49.90%		49.90%
Acquisition cost		₩ 5,190		₩ 5,190
Book value [Abstract]
Beginning balance		2,969		3,015
Acquisition		0		200
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(300)		(246)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,669		2,969
Share in net assets		2,669		2,969
Total assets		6,440		6,193
Total liabilities		1,091		243
Net assets		5,349		5,950
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (590)		₩ (493)
Shareholders' agreements that may cause future economic resource or cash outflows		In case Samsung Heavy Industries Co., Ltd., a co-participant of the joint venture agreement, decides to dispose of its shares in Daejung Offshore Wind Power Co., Ltd., the Company is obligated to acquire those shares after evaluating the economic feasibility of the facilities installed by Samsung Heavy Industries Co., Ltd.		In case Samsung Heavy Industries Co., Ltd., a co-participant of the joint venture agreement, decides to dispose of its shares in Daejung Offshore Wind Power Co., Ltd., the Company is obligated to acquire those shares after evaluating the economic feasibility of the facilities installed by Samsung Heavy Industries Co., Ltd.
Amman Asia Electric Power Company
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		JORDAN	[1]	JORDAN	[2]
Percentage of ownership	[3]	60.00%	[1]	60.00%	[2]
Acquisition cost		₩ 111,476	[1]	₩ 111,476	[2]
Book value [Abstract]
Beginning balance		145,676	[2]	153,857
Acquisition		0		0
Disposal		0		0
Dividends received		0		(12,213)
Share of income (loss)		19,604		19,957
Other comprehensive income (loss)		12,077		(15,925)
Others (book value)		0		0
Ending balance		177,357	[1]	145,676	[2]
Share in net assets		177,445		145,764
Total assets		792,532		759,114
Total liabilities		496,791		516,174
Net assets		295,741		242,940
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(88)		(88)
Sales of JointVentures		23,676		18,034
Profit (loss) for the period of JointVentures		₩ 32,674		₩ 33,514
KAPES, Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		R&D	[1]	R&D	[2]
Location		KOREA	[1]	KOREA	[2]
Percentage of ownership	[3]	51.00%	[1]	51.00%	[2]
Acquisition cost		₩ 5,629	[1]	₩ 5,629	[2]
Book value [Abstract]
Beginning balance		7,476	[2]	4,758
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,543		2,752
Other comprehensive income (loss)		0		0
Others (book value)		60		(34)
Ending balance		9,079	[1]	7,476	[2]
Share in net assets		9,079		7,476
Total assets		82,494		70,679
Total liabilities		64,691		56,021
Net assets		17,803		14,658
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		57,047		129,962
Profit (loss) for the period of JointVentures		₩ 4,710		₩ 5,397
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	34.00%		34.00%
Acquisition cost		₩ 61,540		₩ 61,540
Book value [Abstract]
Beginning balance		57,928		53,253
Acquisition		0		5,440
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(38,042)		(752)
Other comprehensive income (loss)		(65)		(3)
Others (book value)		91		(10)
Ending balance		19,912		57,928
Share in net assets		17,294		55,310
Total assets		51,125		163,197
Total liabilities		260		521
Net assets		50,865		162,676
Investment differential		2,618		2,618
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (111,789)		₩ (2,182)
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Beginning balance		4,302		4,451
Acquisition		0		0
Disposal		0		0
Dividends received		(348)		(487)
Share of income (loss)		906		338
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		4,860		4,302
Share in net assets		4,828		4,270
Total assets		43,713		39,675
Total liabilities		27,066		24,951
Net assets		16,647		14,724
Investment differential		32		32
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,700		5,961
Profit (loss) for the period of JointVentures		₩ 3,122		₩ 1,166
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Beginning balance		48,118		50,592
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(5,613)		(2,474)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		42,505		48,118
Share in net assets		42,502		48,115
Total assets		666,050		699,652
Total liabilities		523,904		538,733
Net assets		142,146		160,919
Investment differential		3		3
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		320,950		164,294
Profit (loss) for the period of JointVentures		₩ (19,133)		₩ (8,145)
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	KOREA		KOREA
Percentage of ownership	[3],[7]	15.00%		15.00%
Acquisition cost	[7]	₩ 3,000		₩ 3,000
Book value [Abstract]
Beginning balance		2,734	[7]	2,689
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		109		45
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[7]	2,843		2,734
Share in net assets		2,837		2,728
Total assets		99,368		94,810
Total liabilities		80,450		76,621
Net assets		18,918		18,189
Investment differential		6		6
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		11,366		11,124
Profit (loss) for the period of JointVentures		₩ 734		₩ 297
Nghi Son 2 Power LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		VIETNAM		VIETNAM
Percentage of ownership	[3]	50.00%		50.00%
Acquisition cost		₩ 2,781		₩ 2,781
Book value [Abstract]
Beginning balance		183		229
Acquisition		0		993
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,657		(1,039)
Other comprehensive income (loss)		(2,840)		0
Others (book value)		0		0
Ending balance		0		183
Share in net assets		(41,660)		183
Total assets		477,947		741
Total liabilities		561,266		376
Net assets		(83,319)		365
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		41,660		0
Sales of JointVentures		144,381
Profit (loss) for the period of JointVentures		8,979		(2,068)
Unrecognized equity interest		41,659		0
Accumulated unrecognized equity interest		₩ 41,659		₩ 0
Kelar S.A
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		CHILE	[1]	CHILE	[2]
Percentage of ownership	[3]	65.00%	[1]	65.00%	[2]
Acquisition cost		₩ 78,060	[1]	₩ 77,220	[2]
Book value [Abstract]
Beginning balance		67,233	[2]	0
Acquisition		0		73,040
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,732		(633)
Other comprehensive income (loss)		2,859		(5,175)
Others (book value)		0		1
Ending balance		72,824	[1]	67,233	[2]
Share in net assets		70,246		65,125
Total assets		626,206		613,293
Total liabilities		518,135		513,101
Net assets		108,071		100,192
Investment differential		2,470		2,424
Intercompany transaction		0		0
Others (consolidated FS)		108		(316)
Sales of JointVentures		87,507		90,435
Profit (loss) for the period of JointVentures		8,587		17,590
Unrecognized equity interest		0		(61,309)
Accumulated unrecognized equity interest		₩ 0		₩ 0
PT. Tanjung Power Indonesia
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership	[3]	35.00%		35.00%
Acquisition cost		₩ 746		₩ 746
Book value [Abstract]
Beginning balance		1,776		1,946
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		3,373		2,112
Other comprehensive income (loss)		1,928		(2,281)
Others (book value)		4		(1)
Ending balance		7,081		1,776
Share in net assets		7,081		1,776
Total assets		505,551		374,702
Total liabilities		485,321		369,627
Net assets		20,230		5,075
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		109,029		209,923
Profit (loss) for the period of JointVentures		₩ 9,717		₩ 6,219
Incheon New Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 461		₩ 461
Book value [Abstract]
Beginning balance		619		563
Acquisition		0		0
Disposal		0		0
Dividends received		(41)		0
Share of income (loss)		1		56
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		579		619
Share in net assets		579		619
Total assets		6,559		7,194
Total liabilities		4,563		5,059
Net assets		1,996		2,135
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		2,687		2,972
Profit (loss) for the period of JointVentures		₩ 3		₩ 184
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Beginning balance		13,786		391
Acquisition		0		14,790
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,965		(1,219)
Other comprehensive income (loss)		0		(176)
Others (book value)		0		0
Ending balance		16,751		13,786
Share in net assets		16,751		13,786
Total assets		253,544		247,735
Total liabilities		195,782		200,197
Net assets		57,762		47,538
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		50,052		35,135
Profit (loss) for the period of JointVentures		₩ 10,224		₩ (3,939)
Daehan Wind Power PSC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JORDAN		JORDAN
Percentage of ownership	[3]	50.00%		50.00%
Acquisition cost		₩ 3,191		₩ 285
Book value [Abstract]
Beginning balance		0		16
Acquisition		2,288		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,311)		(40)
Other comprehensive income (loss)		37		22
Others (book value)		618		2
Ending balance		1,632		0
Share in net assets		1,632		(412)
Total assets		33,081		928
Total liabilities		29,817		1,752
Net assets		3,264		(824)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		412
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		(1,799)		(904)
Unrecognized equity interest		(412)		412
Accumulated unrecognized equity interest		₩ 0		₩ 412
Barakah One Company
Disclosure of joint ventures [Line Items]
Key operation activities	[8]	Power generation		Power generation
Location	[8]	UAE		UAE
Percentage of ownership	[3],[8]	18.00%		18.00%
Acquisition cost	[8]	₩ 118		₩ 118
Book value [Abstract]
Beginning balance		626	[8]	116
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,162		570
Other comprehensive income (loss)		1,019		(60)
Others (book value)		0		0
Ending balance	[8]	3,807		626
Share in net assets		3,807		626
Total assets		21,480,187		17,574,885
Total liabilities		21,459,035		17,571,409
Net assets		21,152		3,476
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (3,062)		₩ (1,358)
Nawah Energy Company
Disclosure of joint ventures [Line Items]
Key operation activities	[8]	Operation of utility plant		Operation of utility plant
Location	[8]	UAE		UAE
Percentage of ownership	[3],[8]	18.00%		18.00%
Acquisition cost	[8]	₩ 296		₩ 296
Book value [Abstract]
Beginning balance		258	[8]	290
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		4		(5)
Other comprehensive income (loss)		12		(27)
Others (book value)		0		0
Ending balance	[8]	274		258
Share in net assets		274		258
Total assets		70,386		1,459
Total liabilities		68,864		23
Net assets		1,522		1,436
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 0		₩ (11)
MOMENTUM
Disclosure of joint ventures [Line Items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		FRANCE		FRANCE
Percentage of ownership	[3]	33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Beginning balance		391		67
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		195		321
Other comprehensive income (loss)		(4)		3
Others (book value)		0		0
Ending balance		582		391
Share in net assets		582		391
Total assets		7,476		5,028
Total liabilities		5,730		3,854
Net assets		1,746		1,174
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		16,933		11,555
Profit (loss) for the period of JointVentures		₩ 520		₩ 939
Daegu Green Power
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 46,225		₩ 46,225
Book value [Abstract]
Beginning balance		42,391		47,528
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,283)		(5,133)
Other comprehensive income (loss)		0		0
Others (book value)		2		(4)
Ending balance		41,110		42,391
Share in net assets		19,514		20,795
Total assets		591,263		602,809
Total liabilities		523,972		531,103
Net assets		67,291		71,706
Investment differential		84		0
Intercompany transaction		0		84
Others (consolidated FS)		21,512		21,512
Sales of JointVentures		291,734		256,359
Profit (loss) for the period of JointVentures		₩ (4,424)		₩ (17,700)
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
Yeonggwang Wind Power Co., Ltd
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	41.00%		41.00%
Acquisition cost		₩ 15,375		₩ 15,375
Book value [Abstract]
Beginning balance		15,294		0
Acquisition		0		15,375
Disposal		0		0
Dividends received		0		0
Share of income (loss)		10		(25)
Other comprehensive income (loss)		0		(56)
Others (book value)		0		0
Ending balance		15,304		15,294
Share in net assets		15,074		15,063
Total assets		255,777		212,802
Total liabilities		219,013		176,062
Net assets		36,764		36,740
Investment differential		230		231
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (145)		₩ (62)
Chester Solar IV SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		CHILE	[1]	CHILE	[2]
Percentage of ownership	[3]	81.82%	[1]	81.82%	[2]
Acquisition cost		₩ 1,700	[1]	₩ 1,700	[2]
Book value [Abstract]
Beginning balance		1,700	[2]	0
Acquisition		0		1,700
Disposal		0		0
Dividends received		0		0
Share of income (loss)		301		0
Other comprehensive income (loss)		(150)		0
Others (book value)		0		0
Ending balance		1,851	[1]	1,700	[2]
Share in net assets		1,794		1,664
Total assets		15,307		11,660
Total liabilities		13,114		9,626
Net assets		2,193		2,034
Investment differential		57		0
Intercompany transaction		0		0
Others (consolidated FS)		0		36
Sales of JointVentures		1,415		331
Profit (loss) for the period of JointVentures		₩ 609		₩ 151
Chester Solar V SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		CHILE	[1]	CHILE	[2]
Percentage of ownership	[3]	81.82%	[1]	81.82%	[2]
Acquisition cost		₩ 525	[1]	₩ 525	[2]
Book value [Abstract]
Beginning balance		525	[2]	0
Acquisition		0		525
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(21)		0
Other comprehensive income (loss)		(30)		0
Others (book value)		0		0
Ending balance		474	[1]	525	[2]
Share in net assets		356		419
Total assets		4,759		2,081
Total liabilities		4,324		1,569
Net assets		435		512
Investment differential		118		0
Intercompany transaction		0		0
Others (consolidated FS)		0		106
Sales of JointVentures		298		0
Profit (loss) for the period of JointVentures		₩ (19)		₩ (49)
Diego de Almagro Solar SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		CHILE	[1]	CHILE	[2]
Percentage of ownership	[3]	81.82%	[1]	81.82%	[2]
Acquisition cost		₩ 2,091	[1]	₩ 2,091	[2]
Book value [Abstract]
Beginning balance		2,091	[2]	0
Acquisition		0		2,091
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(299)		0
Other comprehensive income (loss)		(129)		0
Others (book value)		0		0
Ending balance		1,663	[1]	2,091	[2]
Share in net assets		1,569		1,993
Total assets		21,317		8,266
Total liabilities		19,399		5,830
Net assets		1,918		2,436
Investment differential		94		0
Intercompany transaction		0		0
Others (consolidated FS)		0		98
Sales of JointVentures		78		0
Profit (loss) for the period of JointVentures		₩ (340)		₩ (103)
South Jamaica Power Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership	[3]	20.00%		20.00%
Acquisition cost		₩ 16,231		₩ 7,090
Book value [Abstract]
Beginning balance		6,704		0
Acquisition		9,141		7,090
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(184)		0
Other comprehensive income (loss)		463		0
Others (book value)		0		(386)
Ending balance		16,124		6,704
Share in net assets		16,124		6,704
Total assets		294,341		153,958
Total liabilities		213,723		120,436
Net assets		80,618		33,522
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (932)		₩ (755)
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[3]	35.00%
Acquisition cost		₩ 17,850
Book value [Abstract]
Acquisition		17,850
Disposal		0
Dividends received		0
Share of income (loss)		(417)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		17,433
Share in net assets		17,433
Total assets		52,582
Total liabilities		2,774
Net assets		49,808
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (1,192)
RE Holiday Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		USA
Percentage of ownership	[3]	50.00%
Acquisition cost		₩ 42,948
Book value [Abstract]
Acquisition		42,948
Disposal		0
Dividends received		(112)
Share of income (loss)		8,055
Other comprehensive income (loss)		203
Others (book value)		0
Ending balance		51,094
Share in net assets		51,094
Total assets		334,742
Total liabilities		232,553
Net assets		102,189
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		9,451
Profit (loss) for the period of JointVentures		₩ 1,319
RE Pioneer Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		USA
Percentage of ownership	[3]	50.00%
Acquisition cost		₩ 27,891
Book value [Abstract]
Acquisition		27,891
Disposal		0
Dividends received		(979)
Share of income (loss)		11,585
Other comprehensive income (loss)		401
Others (book value)		0
Ending balance		38,898
Share in net assets		38,898
Total assets		252,512
Total liabilities		174,717
Net assets		77,795
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		12,364
Profit (loss) for the period of JointVentures		₩ 6,544
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		USA
Percentage of ownership	[3]	50.00%
Acquisition cost		₩ 28,021
Book value [Abstract]
Acquisition		28,021
Disposal		0
Dividends received		(1,114)
Share of income (loss)		13,994
Other comprehensive income (loss)		514
Others (book value)		0
Ending balance		41,415
Share in net assets		41,415
Total assets		221,304
Total liabilities		138,473
Net assets		82,831
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		10,567
Profit (loss) for the period of JointVentures		₩ 8,625
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		USA
Percentage of ownership	[3]	50.00%
Acquisition cost		₩ 5,188
Book value [Abstract]
Acquisition		5,188
Disposal		0
Dividends received		(504)
Share of income (loss)		866
Other comprehensive income (loss)		(140)
Others (book value)		0
Ending balance		5,410
Share in net assets		5,410
Total assets		11,030
Total liabilities		210
Net assets		10,820
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		619
Profit (loss) for the period of JointVentures		₩ 583
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		USA
Percentage of ownership	[3]	50.00%
Acquisition cost		₩ 2,187
Book value [Abstract]
Acquisition		2,187
Disposal		0
Dividends received		(202)
Share of income (loss)		(25)
Other comprehensive income (loss)		(62)
Others (book value)		0
Ending balance		1,898
Share in net assets		1,898
Total assets		3,881
Total liabilities		84
Net assets		3,797
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		248
Profit (loss) for the period of JointVentures		₩ 230
Laurel SpA
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation
Location	[1]	CHILE
Percentage of ownership	[1],[3]	81.82%
Acquisition cost	[1]	₩ 1,222
Book value [Abstract]
Acquisition		1,222
Disposal		0
Dividends received		0
Share of income (loss)		(309)
Other comprehensive income (loss)		8
Others (book value)		0
Ending balance	[1]	921
Share in net assets		739
Total assets		5,475
Total liabilities		4,572
Net assets		903
Investment differential		182
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (369)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [Line Items]
Key operation activities	[7]	Power generation
Location	[7]	AUSTRALIA
Percentage of ownership	[3],[7]	12.37%
Acquisition cost	[7]	₩ 4,095
Book value [Abstract]
Acquisition		4,095
Disposal		0
Dividends received		0
Share of income (loss)		(23)
Other comprehensive income (loss)		(132)
Others (book value)		0
Ending balance	[7]	3,940
Share in net assets		3,931
Total assets		31,958
Total liabilities		173
Net assets		31,785
Investment differential		9
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (222)
Chile Solar JV SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		CHILE
Percentage of ownership	[3]	50.00%
Acquisition cost		₩ 36,654
Book value [Abstract]
Acquisition		36,654
Disposal		0
Dividends received		0
Share of income (loss)		4,453
Other comprehensive income (loss)		(5,278)
Others (book value)		1,036
Ending balance		36,865
Share in net assets		36,865
Total assets		73,740
Total liabilities		10
Net assets		73,730
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		73
Profit (loss) for the period of JointVentures		₩ 8,906
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[3]	46.58%
Acquisition cost		₩ 8,500
Book value [Abstract]
Acquisition		8,500
Disposal		0
Dividends received		0
Share of income (loss)		8
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		8,508
Share in net assets		8,508
Total assets		18,766
Total liabilities		499
Net assets		18,267
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 18
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[3]	24.76%
Acquisition cost		₩ 2,073
Book value [Abstract]
Acquisition		2,073
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,073
Share in net assets		2,029
Total assets		8,221
Total liabilities		24
Net assets		8,197
Investment differential		44
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 0
Chester Solar I SpA
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation
Location	[1]	CHILE
Percentage of ownership	[1],[3]	81.82%
Acquisition cost	[1]	₩ 1,181
Book value [Abstract]
Acquisition		1,181
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance	[1]	1,181
Share in net assets		940
Total assets		1,712
Total liabilities		562
Net assets		1,150
Investment differential		241
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (81)
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		PHILIPPINES
Percentage of ownership	[3]	38.00%
Acquisition cost		₩ 47,903
Book value [Abstract]
Acquisition		47,903
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		47,903
Share in net assets		26,764
Total assets		121,650
Total liabilities		51,219
Net assets		70,431
Investment differential		21,139
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		16,689
Profit (loss) for the period of JointVentures		₩ 8,732

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders' agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is more than 100%. However, according to the shareholders' agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For these reasons, the entities are classified as joint ventures.
[3]	The percentage of ownership shown above is after considering the treasury stocks and others.
[4]	Datang Chaoyang Renewable Power Co., Ltd. was merged with Datang KEPCO Chaoyang Renewable Power Co., Ltd. during the year ended December 31, 2018.
[5]	The Company reclassified its shares of KODE NOVUS I LLC to financial assets at FVOCI during the year ended December 31, 2018 due to non-participation of capital increase that resulted in loss of significant influence.
[6]	The Company sold all of its shares of KODE NOVUS II LLC during the year ended December 31, 2018.
[7]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[8]	The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity